Other liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2025
Other liabilities and provisions
Schedule of other liabilities and provisions

	At June 30,	At December 31,
	2025	2024
	$'m	$'m
Other liabilities
Non-current	24	18
Provisions
Current	15	14
Non-current	25	19
	64	51